Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Changes in Components of Accumulated Other Comprehensive Income
Following is a summary of the changes in each component of accumulated other comprehensive income:

	Year ended December 31
	2020	2019	2018
Unrealized gains on available-for-sale debt securities
Beginning balance at January 1	$510	$—	$—
Pre-tax change	236	683	—
Tax effect	(60)	(173)	—
Total other comprehensive income, net of tax	$686	$510	$—